Long-term debt - Maturities (Details 2) SFr in Millions, ¥ in Billions	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 CHF (SFr)
Long-term debt by maturities
Next twelve months	SFr 23,899
Year two	20,297
Year three	18,179
Year four	16,276
Year five	14,805
Thereafter	57,544
Long-term debt	151,000		SFr 153,433
Maximum principal amount of notes that can be issued | ¥		¥ 500
Notes with a contractual maturity of greater than one year, but likelihood of redemption within one year	SFr 3,600
Senior notes | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Senior notes | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	22.50%	22.50%
Senior notes | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Senior notes | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	9.60%	9.60%
Senior notes | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Senior notes | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	9.60%	9.60%
Senior notes | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Senior notes | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	2.20%	2.20%
Senior notes | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Senior notes | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.60%	3.60%
Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.10%	7.10%
Subordinated | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.60%	0.60%
Subordinated | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.00%	7.00%
Subordinated | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.20%	3.20%
Subordinated | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	4.70%	4.70%
Subordinated | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Subordinated | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.50%	7.50%
Subordinated | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.60%	0.60%
Subordinated | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.00%	8.00%
Subordinated | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.40%	0.40%
Subordinated | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.30%	6.30%
Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.70%	0.70%
Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.00%	8.00%
Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.00%	7.00%
Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	2.20%	2.20%
Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	10.30%	10.30%
Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	2.40%	2.40%
Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	2.90%	2.90%
Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	10.70%	10.70%
Structured notes
Long-term debt by maturities
Next twelve months	SFr 12,178
Year two	8,687
Year three	5,222
Year four	2,844
Year five	4,033
Thereafter	16,471
Long-term debt	49,435		48,064
Structured notes | Equity
Long-term debt by maturities
Long-term debt	31,666		30,698
Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	13,558		13,128
Structured notes | Credit
Long-term debt by maturities
Long-term debt	3,734		3,898
Structured notes | Other
Long-term debt by maturities
Long-term debt	477		SFr 340
Fixed rate | Senior notes
Long-term debt by maturities
Next twelve months	5,439
Year two	8,114
Year three	2,998
Year four	1,889
Year five	3,795
Thereafter	12,927
Long-term debt	35,162
Fixed rate | Subordinated
Long-term debt by maturities
Next twelve months	5,557
Year two	1,461
Year three	7,797
Year four	11,328
Year five	4,790
Thereafter	26,360
Long-term debt	57,293
Fixed rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	0
Year two	148
Year three	233
Year four	0
Year five	0
Thereafter	0
Long-term debt	381
Variable rate | Senior notes
Long-term debt by maturities
Next twelve months	12,825
Year two	9,588
Year three	6,392
Year four	2,938
Year five	4,346
Thereafter	17,056
Long-term debt	53,145
Variable rate | Subordinated
Long-term debt by maturities
Next twelve months	54
Year two	968
Year three	737
Year four	98
Year five	1,872
Thereafter	0
Long-term debt	3,729
Variable rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	24
Year two	18
Year three	22
Year four	23
Year five	2
Thereafter	1,201
Long-term debt	SFr 1,290